SPECTRA FUND

                     SUPPLEMENT DATED OCTOBER 2, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE

Effective October 2, 2006, Frederick M. Alger, III retired as an officer and Trustee of the Trust, as planned. The firm expresses its deep appreciation and gratitude for the extraordinary vision and leadership exemplified by Mr. Alger over the past four decades.

     The following updates the information contained under the heading "Trustees and Officers of the Fund" on page 13.

                                                                                                                        NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                        TRUSTEE         WHICH ARE
   NAME, AGE, POSITION WITH                                                                             AND/OR          OVERSEEN
   THE FUND AND ADDRESS                         PRINCIPAL OCCUPATIONS                                OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------

Dan C. Chung                    President since September 2003 and Chief Investment Officer              2001              16
     Trustee and                and Director since 2001 of Alger Management; President since
     President                  2003 and Director since 2001 of Alger Associates, Inc.
     c/o Fred Alger             ("Associates"), Alger Properties, Inc. ("Properties"), Alger
     Management, Inc.           Shareholder Services, Inc. ("Services"), Alger Life Insurance
     111 Fifth Avenue           Agency, Inc. ("Agency"), Fred Alger International Advisory S.A.
     New York, NY 10003         ("International") (Director since 2003) and Analysts Resources, Inc.
                                ("ARI"); President of the five investment companies in the Alger
                                Fund Complex since September 2003; Trustee/Director of four of
                                The six investment companies in the Alger Fund Complex since
                                2001; senior analyst with Alger Management 1998-2001.

Hilary M. Alger, CFA (44)       Trustee/Director of all of the six investment companies                  2003              23
    Trustee                     in the Alger Fund Complex; Director of Development,
    c/o Fred Alger              Pennsylvania Ballet since 2004; Associate Director of
    Management, Inc.            Development, College of Arts and Sciences and Graduate
    111 Fifth Avenue            School, University of Virginia 1999-2003; Director of
    New York, NY 10003          Development and Communications, Lenox Hill Neighborhood
                                House 1997-99.

Non-Interested Trustees
-----------------------

Charles F. Baird, Jr. (52)      Managing Partner of North Castle Partners, a private equity              2000              16
    Trustee                     securities group; Chairman of Equinox, Leiner Health Products,
    c/o Fred Alger              Elizabeth Arden Day Spas, Grand Expeditions of EAS;
    Management, Inc.            Trustee/Director of four of the six investment companies in the
    111 Fifth Avenue            Alger Fund Complex. Formerly Managing Director of
    New York, NY 10003          AEA Investors, Inc.

Roger P. Cheever (60)           Senior Associate Dean of Development, Harvard University;                2000              16
    Trustee                     Trustee/Director of four of the six investment companies in the
    c/o Fred Alger              Alger Fund Complex. Formerly Deputy Director of the Harvard
    Management, Inc.            College Fund.
    111 Fifth Avenue
    New York, NY 10003

                                                                                                                        NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                        TRUSTEE         WHICH ARE
   NAME, AGE, POSITION WITH                                                                             AND/OR          OVERSEEN
   THE FUND AND ADDRESS                         PRINCIPAL OCCUPATIONS                                OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lester L. Colbert, Jr. (72)     Private investor since 1988; Trustee/Director of three of the            2000              17
    Trustee                     six investment companies in the Alger Fund Complex since
    c/o Fred Alger              2000, of one since 2003, and of another since 1974. Chairman
    Management, Inc.            of the Board, President and Chief Executive Officer of Xidex
    111 Fifth Avenue            Corporation 1972-87.
    New York, NY 10003

Stephen E. O'Neil (73)          Attorney; Private investor since 1981; Director of Brown-                1972              23
    Trustee                     Forman Corporation since 1978; Trustee/Director of the six
    c/o Fred Alger              investment companies in the Alger Fund Complex since the
    Management, Inc.            inception of each; of Counsel to the law firm of Kohler & Barnes
    111 Fifth Avenue            to 1998.
    New York, NY 10003

Nathan E. Saint-Amand           Medical doctor in private practice; Member of the Board of the           1986              23
    M.D. (68)                   Manhattan Institute since 1988; Trustee/Director of each of
    Trustee                     the six investment companies in the Alger Fund Complex since
    c/o Fred Alger              the later of 1986 or its inception; formerly Co-Chairman, Special
    Management, Inc.            Projects Committee, Memorial Sloan Kettering.
    111 Fifth Avenue
    New York, NY 10003

Officers
--------

Frederick A  Blum (52)          Executive Vice President and Treasurer of Alger Inc.,                    1996              N/A
    Treasurer                   Alger Management, Properties, Associates, ARI, Services
    c/o Fred Alger              and Agency since September 2003 and Senior Vice President
    Management, Inc.            prior thereto; Treasurer or Assistant Treasurer, and Assistant
    30 Montgomery Street        Secretary, of each of the six investment companies in the
    Jersey City, NJ 07302       Alger Fund Complex since the later of 1996 or its inception;
                                Director of SICAV and International and Chairman of the Board
                                (and prior thereto Senior Vice President) since 2003.

Hal Liebes (42)                 Executive Vice President, Chief Legal Officer, Chief Operating           2005              N/A
    Secretary and               Officer and Secretary of Alger Inc. and Alger Management,
    Chief Operating Officer     Secretary of the six funds in the Alger Fund Complex. Formerly
    c/o Fred Alger              Chief Compliance Officer 2004-2005, AMVESCAP PLC;
    Management, Inc.            U.S. General Counsel 1994-2002 and Global General Counsel
    111 Fifth Avenue            2002-2004, Credit Suisse Asset Management.
    New York, NY 10003

Michael D. Martins (40)         Senior Vice President of Alger Management; Assistant                     2005              N/A
    Assistant Treasurer         Treasurer of the six funds in the Alger Fund Complex since
    c/o Fred Alger              2004. Formerly Vice President, Brown Brothers Harriman & Co.
    Management, Inc.            1997-2004.
    30 Montgomery Street
    Jersey City, NJ 07302

Lisa Moss (41)                  Vice President and Assistant General Counsel of Alger                     2006             N/A
    Assistant Secretary         Management since June 2006.  Formerly Director of Merrill
     c/o Fred Alger             Lynch Investment Managers, L.P. from 2005-2006; Assistant
     Management, Inc.           General Counsel of AIM Management, Inc. from 1995-2005.
     111 Fifth Avenue
     New York, NY 10003

                                                                                                                        NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                        TRUSTEE         WHICH ARE
   NAME, AGE, POSITION WITH                                                                             AND/OR          OVERSEEN
   THE FUND AND ADDRESS                         PRINCIPAL OCCUPATIONS                                OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Barry Mullen (53)               Senior Vice President and Director of Compliance of Alger                2006              N/A
    Chief Compliance Officer    Management since May 2006.  Formerly, Director of BlackRock,
    c/o Fred Alger              Inc. from 2005-2006; Vice President of J.P. Morgan Investment
    Management, Inc.            Management from 1996-2004.
    111 Fifth Avenue
    New York, NY 10003


     The following replaces the third paragraph under the heading "Trustees and Officers of the Fund" on page 13 of the Statement of Additional Information.

Mr. Chung and Ms. Alger are "interested persons" (as defined in the 1940 Act) of the Trust because of their positions with Alger Management and its affiliates. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."

     The line item regarding Mr. Alger's ownership of securities of the Trust and of the funds in the Alger Fund Complex is deleted from the second table on page 16 of the Statement of Additional Information.






















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